Property, Vehicles, Plant and Equipment (Details) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Property Plant and Equipment Text Block [Abstract]
Depreciation expenses	€ 2,029	€ 1,988